Consolidated Statement of Financial Position (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation	$ 314	$ 223
Common stock, par value	$ 0.01	$ 0.01